Earnings per share and shares outstanding (Detail) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Basic earnings
Net profit / (loss) attributable to shareholders	SFr 1,183	SFr 1,370	SFr 1,123	SFr 2,553	SFr 2,354
Diluted earnings
Net profit / (loss) attributable to shareholders	SFr 1,183	SFr 1,370	SFr 1,123	SFr 2,553	SFr 2,354